Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 30.2%

Communication Services - 2.9%
Entertainment - 0.9%
Activision Blizzard, Inc.	10,334	$940,394
Electronic Arts, Inc.	6,876	984,643
Nexon Co. Ltd. (Japan)	61,900	1,878,257
Sea Ltd. - ADR (Taiwan)*	4,468	968,260
		4,771,554
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A*	1,645	3,006,007
Facebook, Inc. - Class A*	10,480	2,707,299
Tencent Holdings Ltd. - Class H (China)	15,700	1,398,922
		7,112,228
Media - 0.6%
Charter Communications, Inc. - Class A*	3,110	1,889,511
Comcast Corp. - Class A	24,677	1,223,239
		3,112,750
Total Communication Services		14,996,532
Consumer Discretionary - 2.7%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	22,813	604,088
Hotels, Restaurants & Leisure - 0.3%
Compass Group plc - ADR (United Kingdom)*	49,735	892,843
Hilton Worldwide Holdings, Inc.	6,560	665,118
Wyndham Hotels & Resorts, Inc.	2,029	118,027
		1,675,988
Household Durables - 0.3%
Nikon Corp. (Japan)	81,400	648,711
Sony Corp. - ADR (Japan)	10,380	993,470
		1,642,181
Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. - ADR (China)*	5,670	1,439,216
Amazon.com, Inc.*	910	2,917,642
Expedia Group, Inc.	25,790	3,200,539
		7,557,397
Multiline Retail - 0.2%
Dollar Tree, Inc.*	8,810	895,625
Specialty Retail - 0.3%
The Home Depot, Inc.	6,612	1,790,662
Total Consumer Discretionary		14,165,941
Consumer Staples - 3.5%
Beverages - 1.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)	7,410	465,146
The Coca-Cola Co.	31,605	1,521,781
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Diageo plc - ADR (United Kingdom)	4,119	$660,152
Diageo plc (United Kingdom)	17,080	685,714
Heineken N.V. - ADR (Netherlands)	18,013	935,055
PepsiCo, Inc.	7,070	965,550
		5,233,398
Food & Staples Retailing - 0.5%
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	32,460	927,707
Walmart, Inc.	13,205	1,855,170
		2,782,877
Food Products - 1.0%
General Mills, Inc.	8,356	485,484
The Hershey Co.	2,895	421,049
Mondelez International, Inc. - Class A	49,267	2,731,362
Nestle S.A. (Switzerland)	12,345	1,383,832
		5,021,727
Household Products - 0.2%
Colgate-Palmolive Co.	9,385	732,030
Kimberly-Clark Corp.	4,113	543,327
		1,275,357
Personal Products - 0.8%
Unilever plc - ADR (United Kingdom)	68,313	3,985,381
Total Consumer Staples		18,298,740
Energy - 2.4%
Energy Equipment & Services - 0.1%
Schlumberger N.V.	23,420	520,158
Oil, Gas & Consumable Fuels - 2.3%
BP plc - ADR (United Kingdom)	16,513	366,919
Cabot Oil & Gas Corp.	113,257	2,076,001
Cameco Corp. (Canada)	72,845	904,735
ConocoPhillips	62,410	2,498,272
EOG Resources, Inc.	17,644	899,138
EQT Corp.	60,690	989,854
Exxon Mobil Corp.	24,790	1,111,584
Jonah Energy Parent LLC*2	2,353	35,295
Lonestar Resources US, Inc.*	13,056	65,149
Pioneer Natural Resources Co.	11,749	1,420,454
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,344	221,342
TOTAL SE - ADR (France)	29,557	1,243,759
		11,832,502
Total Energy		12,352,660
Financials - 3.0%
Banks - 1.4%
Bank of America Corp.	51,964	1,540,733

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Citigroup, Inc.	15,463	$896,699
JP Morgan Chase & Co.	13,905	1,789,156
The PNC Financial Services Group, Inc.	3,388	486,246
Truist Financial Corp.	15,523	744,793
U.S. Bancorp	15,768	675,659
Wells Fargo & Co.	33,142	990,283
		7,123,569
Capital Markets - 0.6%
Intercontinental Exchange, Inc.	17,007	1,876,723
Moody’s Corp.	2,690	716,239
S&P Global, Inc.	1,920	608,640
		3,201,602
Consumer Finance - 0.2%
American Express Co.	10,780	1,253,283
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B*	8,439	1,922,995
Insurance - 0.4%
Chubb Ltd.	4,560	664,255
W. R. Berkley Corp.	18,462	1,147,229
		1,811,484
Total Financials		15,312,933
Health Care - 4.6%
Biotechnology - 1.0%
AbbVie, Inc.	13,320	1,365,034
BioMarin Pharmaceutical, Inc.*	13,668	1,131,437
Gilead Sciences, Inc.	12,335	809,176
Incyte Corp.*	6,860	615,685
Vertex Pharmaceuticals, Inc.*	5,150	1,179,762
		5,101,094
Health Care Equipment & Supplies - 1.1%
Alcon, Inc. (Switzerland)*	32,424	2,325,125
IDEXX Laboratories, Inc.*	1,940	928,639
Medtronic plc	19,541	2,175,500
		5,429,264
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,965	1,001,560
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	18,119	1,113,050
Eli Lilly & Co.	5,023	1,044,633
Johnson & Johnson	27,937	4,557,363
Merck & Co., Inc.	18,912	1,457,548
Novartis AG - ADR (Switzerland)	20,183	1,825,956
Pfizer, Inc.	44,416	1,594,534
Viatris, Inc.*	5,009	85,103
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	3,055	$471,234
		12,149,421
Total Health Care		23,681,339
Industrials - 2.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.	3,204	469,963
Lockheed Martin Corp.	2,627	845,421
Raytheon Technologies Corp.	12,856	857,881
		2,173,265
Airlines - 0.2%
Ryanair Holdings plc - ADR (Ireland)*	9,065	861,809
Commercial Services & Supplies - 0.3%
Copart, Inc.*	7,854	861,976
Waste Management, Inc.	5,140	572,185
		1,434,161
Electrical Equipment - 0.3%
Eaton Corp. plc	5,392	634,638
Emerson Electric Co.	8,059	639,482
		1,274,120
Industrial Conglomerates - 0.4%
3M Co.	5,529	971,224
Honeywell International, Inc.	6,424	1,255,057
		2,226,281
Machinery - 0.3%
Caterpillar, Inc.	5,708	1,043,651
Illinois Tool Works, Inc.	3,651	709,060
		1,752,711
Professional Services - 0.2%
Insperity, Inc.	11,230	881,443
Road & Rail - 0.5%
Canadian National Railway Co. (Canada)	5,535	559,976
Norfolk Southern Corp.	4,190	991,438
Union Pacific Corp.	6,321	1,248,208
		2,799,622
Total Industrials		13,403,412
Information Technology - 4.1%
Communications Equipment - 0.3%
Cisco Systems, Inc.	31,256	1,393,393
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	7,197	947,557
IT Services - 1.9%
Accenture plc - Class A	3,794	917,844
Automatic Data Processing, Inc.	3,199	528,219

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	8,108	$965,744
Mastercard, Inc. - Class A	8,945	2,829,214
PayPal Holdings, Inc.*	7,925	1,856,907
Switch, Inc. - Class A	16,110	277,414
Visa, Inc. - Class A	13,943	2,694,485
		10,069,827
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	26,860	1,490,999
Micron Technology, Inc.*	11,919	932,900
QUALCOMM, Inc.	8,036	1,255,866
Texas Instruments, Inc.	8,466	1,402,731
		5,082,496
Software - 0.7%
Microsoft Corp.	8,578	1,989,753
Oracle Corp.	15,661	946,394
ServiceNow, Inc.*	1,725	936,951
		3,873,098
Total Information Technology		21,366,371
Materials - 1.6%
Chemicals - 0.4%
FMC Corp.	12,412	1,344,096
Linde plc (United Kingdom)	3,421	839,513
		2,183,609
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,860	534,583
Vulcan Materials Co.	6,640	990,289
		1,524,872
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	116,702	1,827,553
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (Canada)	13,446	939,203
Barrick Gold Corp. (Canada)	40,232	899,990
Newmont Corp.	15,155	903,238
		2,742,431
Total Materials		8,278,465
Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
Agree Realty Corp.	3,405	215,196
American Campus Communities, Inc.	3,381	139,162
American Homes 4 Rent - Class A	10,693	323,249
American Tower Corp.	5,919	1,345,744
Americold Realty Trust	9,305	324,838
Apartment Income REIT Corp.*	1,806	70,019
Apple Hospitality REIT, Inc.	13,940	173,971
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
AvalonBay Communities, Inc.	1,262	$206,551
Brandywine Realty Trust	9,070	99,770
Camden Property Trust	2,185	223,198
CareTrust REIT, Inc.	4,483	100,688
Community Healthcare Trust, Inc.	4,230	189,166
Cousins Properties, Inc.	9,091	286,730
Crown Castle International Corp.	1,166	185,697
Digital Realty Trust, Inc.	3,378	486,263
Douglas Emmett, Inc.	5,290	146,586
Duke Realty Corp.	7,082	280,164
Equinix, Inc.	3,494	2,585,420
Equity LifeStyle Properties, Inc.	5,010	304,808
Essex Property Trust, Inc.	666	159,580
Extra Space Storage, Inc.	1,087	123,690
First Industrial Realty Trust, Inc.	5,110	207,670
Flagship Communities REIT	5,461	84,809
Getty Realty Corp.	5,177	137,553
Healthcare Realty Trust, Inc.	5,560	166,856
Healthcare Trust of America, Inc. - Class A	7,120	201,140
Healthpeak Properties, Inc.	9,370	277,820
Hibernia REIT plc (Ireland)	64,045	85,183
Invitation Homes, Inc.	16,741	493,525
Kilroy Realty Corp.	3,808	215,647
Lamar Advertising Co. - Class A	1,691	136,599
Life Storage, Inc.	2,503	204,195
Mid-America Apartment Communities, Inc.	3,005	398,914
Prologis, Inc.	10,329	1,065,953
Public Storage	1,922	437,486
Realty Income Corp.	1,777	104,950
Rexford Industrial Realty, Inc.	3,555	173,982
SBA Communications Corp.	4,946	1,328,842
STAG Industrial, Inc.	3,683	109,753
Sun Communities, Inc.	3,042	435,401
Terreno Realty Corp.	2,610	147,674
UDR, Inc.	5,709	219,511
Welltower, Inc.	1,953	118,352
Total Real Estate		14,722,305
TOTAL COMMON STOCKS
(Identified Cost $128,995,904)		156,578,698

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS - 20.9%

Non-Convertible Corporate Bonds- 20.9%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.4%
AT&T, Inc., 4.25%, 3/1/2027	1,510,000	$1,753,401
Lumen Technologies, Inc., 7.50%, 4/1/2024	100,000	112,729
Verizon Communications, Inc., 4.272%, 1/15/2036	4,290,000	5,217,256
		7,083,386
Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[3]	3,860,000	4,340,446

Media - 0.9%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[3]	100,000	100,500
Comcast Corp., 3.25%, 11/1/2039	3,930,000	4,276,814
TEGNA, Inc., 4.625%, 3/15/2028[3]	105,000	106,444
		4,483,758
Total Communication Services		15,907,590
Consumer Discretionary - 1.8%
Automobiles - 0.1%
Ford Motor Co., 9.00%, 4/22/2025	20,000	24,324
Ford Motor Credit Co. LLC, 4.389%, 1/8/2026	200,000	212,750
PM General Purchaser LLC, 9.50%, 10/1/2028[3]	145,000	159,304
		396,378
Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/2026[3]	140,000	146,751
Hotels, Restaurants & Leisure - 0.0%##
Affinity Gaming, 6.875%, 12/15/2027[3]	105,000	110,250
Household Durables - 0.2%
FXI Holdings, Inc., 12.25%, 11/15/2026[3]	225,000	253,969
STL Holding Co. LLC, 7.50%, 2/15/2026[3]	250,000	260,000
Taylor Morrison Communities, Inc. - Taylor Morrison Holdings II, Inc., 5.875%, 4/15/2023[3]	80,000	84,767
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	145,000	158,231
		756,967
Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	5,450,000	6,047,688
Expedia Group, Inc., 6.25%, 5/1/2025[3]	1,580,000	1,825,925
		7,873,613
Total Consumer Discretionary		9,283,959
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	160,000	$159,300
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[3]	252,000	279,720
Total Consumer Staples		439,020

Energy - 4.1%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	260,000	242,883
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp., 5.75%, 1/15/2028[3]	190,000	190,000
Ascent Resources Utica Holdings LLC - ARU Finance Corp., 8.25%, 12/31/2028[3]	95,000	96,682
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[3]	300,000	281,250
Bruin E&P Partners LLC, 8.875%, 8/1/2023[4,5]	905,000	22,625
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[3]	95,000	97,375
DCP Midstream Operating LP, 8.125%, 8/16/2030	75,000	99,108
Energy Transfer Operating LP, 6.50%, 2/1/2042	4,170,000	5,051,976
EQT Corp., 8.75%, 2/1/2030[6]	125,000	158,750
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,330,000	4,540,966
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[3]	270,000	228,628
Navigator Holdings Ltd., 8.00%, 9/10/2025[3]	350,000	364,000
New Fortress Energy, Inc., 6.75%, 9/15/2025[3]	150,000	156,562
NGL Energy Operating LLC - NGL Energy Finance Corp., 7.50%, 2/1/2026[3]	105,000	106,029
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	175,000	159,688
Occidental Petroleum Corp., 8.875%, 7/15/2030	105,000	131,854
PDC Energy, Inc., 5.75%, 5/15/2026	180,000	183,371
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,410,000	5,334,517
Talos Production, Inc., 12.00%, 1/15/2026[3]	155,000	146,863

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc., 3.75%, 6/15/2027	3,180,000	$3,606,683
		20,956,927
Total Energy		21,199,810

Financials - 3.2%
Banks - 2.0%
Bank of America Corp., 4.00%, 1/22/2025	2,350,000	2,618,448
Citigroup, Inc., 4.45%, 9/29/2027	3,020,000	3,517,899
JP Morgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[7]	4,090,000	4,370,797
		10,507,144
Capital Markets - 0.6%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[3]	270,000	299,700
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Fin, 3.875%, 2/15/2026[3]	250,000	251,736
LPL Holdings, Inc., 4.625%, 11/15/2027[3]	100,000	104,375
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025[3]	130,000	138,271
3.75%, 6/17/2026[3]	1,780,000	1,823,568
StoneX Group, Inc., 8.625%, 6/15/2025[3]	350,000	379,313
		2,996,963
Consumer Finance - 0.3%
Navient Corp., 6.75%, 6/25/2025	285,000	312,253
OneMain Finance Corp., 7.125%, 3/15/2026	190,000	222,300
PRA Group, Inc., 7.375%, 9/1/2025[3]	255,000	273,488
SLM Corp.
5.125%, 4/5/2022	405,000	414,112
4.20%, 10/29/2025	195,000	206,759
		1,428,912
Diversified Financial Services - 0.1%
FS Energy & Power Fund, 7.50%, 8/15/2023[3]	155,000	154,612
Owl Rock Capital Corp., 3.40%, 7/15/2026	160,000	163,926
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[3]	105,000	106,050
		424,588
Insurance - 0.0%##
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[3]	270,000	287,888
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[3]	275,000	$274,312
Starwood Property Trust, Inc., 4.75%, 3/15/2025	280,000	282,019
		556,331
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp., 5.25%, 8/15/2028	270,000	288,900
Radian Group, Inc., 4.875%, 3/15/2027	192,000	207,120
		496,020
Total Financials		16,697,846

Health Care - 0.6%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[3]	120,000	129,000
Health Care Providers & Services - 0.5%
HCA, Inc., 4.125%, 6/15/2029	2,320,000	2,671,561
Pharmaceuticals - 0.1%
Bausch Health Companies, Inc., 5.00%, 1/30/2028[3]	220,000	226,666
P&L Development LLC - PLD Finance Corp., 7.75%, 11/15/2025[3]	155,000	165,850
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.75%, 3/1/2028	200,000	223,770
		616,286
Total Health Care		3,416,847

Industrials - 4.7%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	85,000	99,238
Airlines - 0.8%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	307,000	340,922
Southwest Airlines Co.
5.25%, 5/4/2025	810,000	929,751
5.125%, 6/15/2027	2,530,000	2,987,574
		4,258,247
Commercial Services & Supplies - 0.1%
Matthews International Corp., 5.25%, 12/1/2025[3]	155,000	157,906
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[3]	140,000	153,272
		311,178

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[3]	150,000	$152,625
Fluor Corp., 3.50%, 12/15/2024	105,000	104,441
Tutor Perini Corp., 6.875%, 5/1/2025[3]	205,000	207,947
		465,013
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[3]	20,000	21,281
Industrial Conglomerates - 0.6%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.554%[7,8]	3,310,000	3,126,427
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	375,000	378,750
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[3]	100,000	109,500
		488,250
Trading Companies & Distributors - 3.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	4,380,000	4,814,470
Air Lease Corp.
3.75%, 6/1/2026	2,820,000	3,098,554
3.625%, 4/1/2027	3,185,000	3,457,368
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[3]	1,680,000	1,791,720
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[3]	1,970,000	2,022,929
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[3]	175,000	197,873
		15,382,914
Total Industrials		24,152,548
Information Technology - 0.1%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	175,000	194,040
Software - 0.0%##
LogMeIn, Inc., 5.50%, 9/1/2027[3]	150,000	156,937
Total Information Technology		350,977
Materials - 0.2%
Chemicals - 0.0%##
WR Grace & Co., 5.625%, 10/1/2024[3]	95,000	103,095
Metals & Mining - 0.2%
Hudbay Minerals, Inc. (Peru), 6.125%, 4/1/2029[3]	105,000	111,300
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[3]	245,000	$251,052
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[3]	275,000	291,670
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[3]	152,000	171,448
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[4,9]	880,000	88
		825,558
Total Materials		928,653

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 3.0%
American Tower Corp., 3.80%, 8/15/2029	4,560,000	5,173,105
Camden Property Trust, 2.80%, 5/15/2030	3,210,000	3,484,842
Crown Castle International Corp.
3.10%, 11/15/2029	4,830,000	5,235,564
3.30%, 7/1/2030	1,080,000	1,183,116
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[3]	185,000	186,156
Iron Mountain, Inc., 4.50%, 2/15/2031[3]	190,000	194,275
MGM Growth Properties Operating Partnership LP - MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029[3]	105,000	106,772
		15,563,830
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 5.00%, 3/1/2028[3]	175,000	182,219
Realogy Group LLC - Realogy Co-Issuer Corp., 5.75%, 1/15/2029[3]	75,000	76,594
		258,813
Total Real Estate		15,822,643

Utilities - 0.0%##
Electric Utilities - 0.0%##
Talen Energy Supply LLC, 6.50%, 6/1/2025	100,000	79,438
TOTAL CORPORATE BONDS
(Identified Cost $101,020,529)		108,279,331

U.S. TREASURY SECURITIES - 18.1%

U.S. Treasury Notes - 18.1%
U.S. Treasury Note
2.625%, 5/15/2021	26,094,000	26,281,551
2.375%, 8/15/2024	34,350,000	36,931,617
2.125%, 5/15/2025	14,190,000	15,263,673

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
1.625%, 5/15/2026	14,390,000	$15,235,975
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $93,737,390)		93,712,816

ASSET-BACKED SECURITIES - 7.8%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[3]	672,650	676,375
CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[3]	2,222,016	2,243,949
Series 2020-1, Class B1, 2.28%, 7/15/2060[3]	2,863,137	2,909,121
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	1,804,344	1,855,505
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/2029[3]	1,150,000	1,192,971
Home Partners of America Trust, Series 2019-1, Class A, 2.908%, 9/17/2039[3]	2,897,001	3,068,291
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.979%, 12/17/2036[3,10]	763,273	763,273
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.279%, 12/17/2036[3,10]	630,000	632,848
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.64%, 6/25/2031[10]	236,235	233,347
Series 2019-CA, Class A1, 2.82%, 2/15/2068[3]	181,960	182,283
Series 2019-EA, Class A2A, 2.64%, 5/15/2068[3]	3,000,000	3,086,321
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.83%, 2/25/2045[3,10]	248,583	247,083
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.76%, 1/25/2037[3,10]	392,223	389,058
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[3]	2,305,000	2,379,803
Series 2020-1A, Class A2, 3.101%, 2/15/2028[3]	255,000	261,672
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[3]	3,502,835	3,615,087
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust (continued)
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[3]	4,200,000	$4,333,002
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 0.368%, 10/25/2029[10]	217,828	215,910
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[3]	340,000	354,171
SoFi Consumer Loan Program LLC
Series 2017-4, Class A, 2.50%, 5/26/2026[3]	38,555	38,673
Series 2019-2, Class A, 3.01%, 4/25/2028[3]	625,797	631,745
Series 2019-3, Class A, 2.90%, 5/25/2028[3]	912,900	921,988
SoFi Professional Loan Program LLC
Series 2015-D, Class A2, 2.72%, 10/27/2036[3]	38,078	38,607
Series 2016-E, Class A2B, 2.49%, 1/25/2036[3]	73,401	74,337
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[3]	388,977	398,102
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[3]	225,000	232,767
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[3]	2,147,171	2,197,647
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[3]	97,405	97,650
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[3,11]	1,112,083	1,134,291
Series 2017-1, Class A1, 2.75%, 10/25/2056[3,11]	1,348,691	1,373,731
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.13%, 10/25/2048[3,10]	1,296,029	1,303,471
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[3]	2,028,118	2,090,992
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.031%, 6/15/2050[3]	1,200,000	1,263,550
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $39,396,670)		40,437,621

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%

BWAY Mortgage Trust, Series 2015-1740, Class A, 2.917%, 1/10/2035[3]	4,633,000	4,750,092
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,11]	524,572	539,642
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[3,11]	664,881	676,639

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust (continued)
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[3,11]	400,977	$408,395
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	721,842	747,747
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[3]	3,660,000	3,902,176
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014, Class X1 (IO), 1.193%, 4/25/2021[11]	1,146,503	990
Series K016, Class X1 (IO), 1.481%, 10/25/2021[11]	5,785,680	23,249
Series K017, Class X1 (IO), 1.284%, 12/25/2021[11]	7,122,962	41,942
Series K021, Class X1 (IO), 1.403%, 6/25/2022[11]	14,125,567	193,479
Series K030, Class X1 (IO), 0.169%, 4/25/2023[11]	70,664,522	240,768
Series K032, Class X1 (IO), 0.088%, 5/25/2023[11]	43,934,529	108,308
Freddie Mac REMICS
Series 4791, Class BA, 4.00%, 3/15/2044	624,750	632,005
Series 4801, Class BA, 4.50%, 5/15/2044	247,809	249,454
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[3]	188,472,565	285,329
Series 2014-K41, Class B, 3.833%, 11/25/2047[3,11]	2,500,000	2,734,039
Series 2015-K42, Class B, 3.850%, 12/25/2024[3,11]	490,000	535,654
Series 2015-K43, Class B, 3.733%, 2/25/2048[3,11]	500,000	544,995
Series 2015-K720, Class B, 3.394%, 7/25/2022[3,11]	270,000	278,588
GCT Commercial Mortgage Trust, Series 21-GCT, Class A, (1 mo. LIBOR US + 0.800%), 0.95%, 2/15/2023[3,10]	3,100,000	3,100,000
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.126%, 10/15/2036[3,10]	2,985,000	2,969,994
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[3,11]	291,615	296,139
Series 2013-2, Class A2, 3.50%, 5/25/2043[3,11]	333,058	339,923
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,11]	624,864	640,541
Series 2017-2, Class A5, 3.50%, 5/25/2047[3,11]	63,932	64,145
	SHARES/
	PRINCIPAL
	AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust (continued)
Series 2017-2, Class A6, 3.00%, 5/25/2047[3,11]		68,668	$69,015
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[3,11]		110,713	113,210
Series 2017-3, Class 1A5, 3.50%, 8/25/2047[3,11]		132,134	132,080
Series 2017-6, Class A3, 3.50%, 12/25/2048[3,11]		434,699	443,471
Series 2017-6, Class A5, 3.50%, 12/25/2048[3,11]		269,399	270,087
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,11]		563,609	605,789
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,11]		570,486	608,548
Series 2016-4A, Class A1, 3.75%, 11/25/2056[3,11]		841,607	900,667
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[3,11]		1,473,924	1,507,653
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[11]		389,565	393,417
Series 2013-6, Class A2, 3.00%, 5/25/2043[11]		2,910,429	2,957,689
Series 2013-7, Class A2, 3.00%, 6/25/2043[11]		395,537	401,962
Series 2013-8, Class A1, 3.00%, 6/25/2043[11]		527,625	536,231
Series 2020-1, Class A1, 3.50%, 2/25/2050[3,11]		186,572	190,193
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.596%, 11/15/2027[3,10]		2,317,783	1,715,160
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,11]		2,523,222	2,552,416
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.176%, 12/15/2033[3,10]		2,300,000	2,294,252
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[3,11]		305,867	314,067
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $40,385,262)			40,310,140

FOREIGN GOVERNMENT BONDS - 0.4%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	264,686
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	2,725,000	133,798
(Mexico), 6.50%, 6/9/2022	MXN	4,996,000	251,011
(Mexico), 7.75%, 5/29/2031	MXN	908,000	51,810

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexico Government International Bond (Mexico), 4.125%, 1/21/2026	400,000	$457,804
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	600,000	631,017
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025[3]	200,000	215,024
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,120,501)		2,005,150

MUNICIPAL BONDS - 1.5%

Hawaii Public Impt., Series GB, G.O. Bond, 0.802%, 10/1/2024	705,000	713,601
Series GC, G.O. Bond, 2.682%, 10/1/2038	2,660,000	2,836,039
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	950,000	985,454
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026	3,460,000	3,546,362
TOTAL MUNICIPAL BONDS
(Identified Cost $7,906,225)		8,081,456

U.S. GOVERNMENT AGENCIES - 11.7%

Mortgage-Backed Securities - 9.7%
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021	3,491	3,500
Pool #995233, UMBS, 5.50%, 10/1/2021	12	12
Pool #888017, UMBS, 6.00%, 11/1/2021	1,695	1,706
Pool #995329, UMBS, 5.50%, 12/1/2021	1,863	1,876
Pool #888136, UMBS, 6.00%, 12/1/2021	2,770	2,796
Pool #888815, UMBS, 4.50%, 11/1/2022	2,091	2,192
Pool #888810, UMBS, 5.50%, 11/1/2022	5,384	5,414
Pool #AA1563, UMBS, 4.50%, 2/1/2024	8,337	8,747
Pool #AC1557, UMBS, 4.50%, 9/1/2024	22,120	23,308
Pool #AD0462, UMBS, 5.50%, 10/1/2024	8,720	9,183
Pool #MA1834, UMBS, 4.50%, 2/1/2034	446,729	494,894
Pool #MA1903, UMBS, 4.50%, 5/1/2034	548,051	607,152
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #745418, UMBS, 5.50%, 4/1/2036	286,427	$334,585
Pool #886904, UMBS, 6.50%, 9/1/2036	37,205	43,512
Pool #909786, UMBS, 5.50%, 3/1/2037	86,017	100,353
Pool #918516, UMBS, 5.50%, 6/1/2037	36,535	42,884
Pool #933521, UMBS, 5.00%, 1/1/2038	7,344	8,393
Pool #889260, UMBS, 5.00%, 4/1/2038	11,845	13,752
Pool #889576, UMBS, 6.00%, 4/1/2038	278,440	331,982
Pool #975840, UMBS, 5.00%, 5/1/2038	30,764	34,044
Pool #889624, UMBS, 5.50%, 5/1/2038	238,368	279,850
Pool #995196, UMBS, 6.00%, 7/1/2038	357,613	430,531
Pool #986458, UMBS, 6.00%, 8/1/2038	6,419	7,490
Pool #987831, UMBS, 6.00%, 9/1/2038	9,390	10,570
Pool #990897, UMBS, 6.00%, 9/1/2038	23,103	26,151
Pool #AD0220, UMBS, 6.00%, 10/1/2038	46,531	55,898
Pool #993920, UMBS, 6.00%, 11/1/2038	71,973	81,109
Pool #257497, UMBS, 6.00%, 12/1/2038	11,682	13,769
Pool #971022, UMBS, 5.00%, 1/1/2039	19,744	22,952
Pool #AA1810, UMBS, 5.00%, 1/1/2039	60,922	70,825
Pool #890294, UMBS, 5.50%, 1/1/2039	506,843	593,971
Pool #AD0307, UMBS, 5.50%, 1/1/2039	265,838	311,946
Pool #983686, UMBS, 5.00%, 2/1/2039	14,843	16,419
Pool #AE0604, UMBS, 6.00%, 7/1/2039	315,739	380,099
Pool #AA6788, UMBS, 6.00%, 8/1/2039	119,610	136,070
Pool #AC0463, UMBS, 5.00%, 11/1/2039	31,723	36,882
Pool #AC5111, UMBS, 5.00%, 11/1/2039	48,886	56,146
Pool #MA0258, UMBS, 4.50%, 12/1/2039	567,150	635,976
Pool #MA0259, UMBS, 5.00%, 12/1/2039	30,526	35,488

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AC8573, UMBS, 5.00%, 1/1/2040	47,916	$55,635
Pool #890326, UMBS, 5.50%, 1/1/2040	524,190	614,121
Pool #AL1595, UMBS, 6.00%, 1/1/2040	335,315	400,986
Pool #AE0061, UMBS, 6.00%, 2/1/2040	136,428	161,800
Pool #AL0152, UMBS, 6.00%, 6/1/2040	563,573	671,756
Pool #MA4204, UMBS, 2.00%, 12/1/2040	4,117,212	4,251,116
Pool #MA4203, UMBS, 2.50%, 12/1/2040	4,055,290	4,279,465
Pool #AI5172, UMBS, 4.00%, 8/1/2041	300,311	331,787
Pool #AL1410, UMBS, 4.50%, 12/1/2041	625,940	703,055
Pool #AB4300, UMBS, 3.50%, 1/1/2042	154,970	168,362
Pool #AL7729, UMBS, 4.00%, 6/1/2043	360,461	393,763
Pool #AS3622, UMBS, 3.50%, 10/1/2044	9,650,396	10,686,981
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	575,905	624,604
Pool #AS6613, UMBS, 4.00%, 2/1/2046	3,272,870	3,598,859
Pool #BC8677, UMBS, 4.00%, 5/1/2046	241,720	262,069
Pool #BD2179, UMBS, 4.00%, 7/1/2046	105,666	114,583
Pool #BD6997, UMBS, 4.00%, 10/1/2046	493,375	534,225
Pool #BE3812, UMBS, 4.00%, 12/1/2046	359,801	388,582
Pool #BE7845, UMBS, 4.50%, 2/1/2047	314,055	344,444
Pool #MA3184, UMBS, 4.50%, 11/1/2047	1,485,626	1,626,652
Pool #AL8674, 5.641%, 1/1/2049	984,799	1,144,486
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	4,357	4,417
Pool #G12655, 6.00%, 5/1/2022	3,293	3,343
Pool #G13078, 6.00%, 3/1/2023	5,999	6,164
Pool #C91746, 4.50%, 12/1/2033	76,077	84,243
Pool #C91762, 4.50%, 5/1/2034	725,332	801,727
Pool #G07655, 5.50%, 12/1/2035	73,596	86,054
Pool #SB8088, UMBS, 1.50%, 2/1/2036	3,595,000	3,685,624
Pool #G08216, 5.50%, 8/1/2037	218,073	256,010
Pool #G03926, 6.00%, 2/1/2038	236,865	284,399
Pool #G04731, 5.50%, 4/1/2038	165,429	194,115
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G04176, 5.50%, 5/1/2038	74,322	$87,240
Pool #A78227, 5.50%, 6/1/2038	84,950	99,544
Pool #G08273, 5.50%, 6/1/2038	204,603	240,196
Pool #G04471, 5.50%, 7/1/2038	26,175	30,695
Pool #G04776, 5.50%, 7/1/2038	163,758	191,778
Pool #G05196, 5.50%, 10/1/2038	239,598	281,118
Pool #G05409, 5.50%, 3/1/2039	210,604	247,025
Pool #G05906, 6.00%, 4/1/2040	38,795	46,630
Pool #G07104, 5.50%, 5/1/2040	134,469	151,718
Pool #G06789, 6.00%, 5/1/2040	189,257	226,772
Pool #A92889, 4.50%, 7/1/2040	825,515	929,178
Pool #RB5100, UMBS, 2.00%, 2/1/2041	3,400,000	3,520,016
Pool #SD8107, UMBS, 2.50%, 11/1/2050	1,799,189	1,894,120
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	27,695	30,701
Total Mortgage-Backed Securities
(Identified Cost $47,217,174)		50,012,585
Other Agencies - 2.0%
Federal National Mortgage Association, 0.75%, 10/8/2027
(Identified Cost $10,535,124)	10,500,000	10,463,086
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $57,752,298)		60,475,671

SHORT-TERM INVESTMENT - 3.2%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[12]
(Identified Cost $16,378,676)	16,378,676	16,378,676

TOTAL INVESTMENTS - 101.6%
(Identified Cost $487,693,455)		526,259,559
LIABILITIES, LESS OTHER ASSETS - (1.6%)		(8,411,507)
NET ASSETS - 100%		$517,848,052

Investment Portfolio - January 31, 2021

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $95,083,374, which represented 18.4% of the Series’ Net Assets.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on January 17, 2019 and on dates between March 26, 2020 and May 28, 2020 at an aggregate cost of $124,530. The value of the security at January 31, 2021 was $22,625, or less than 0.1% of the Series’ Net Assets.

6Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2021. 8Security is perpetual in nature and has no stated maturity date.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017, September 6, 2018 and on dates between May 8, 2020 and May 13, 2020 at an aggregate cost of $212,263. The value of the security at January 31, 2021 was $88, or less than 0.1% of the Series’ Net Assets.

10Floating rate security. Rate shown is the rate in effect as of January 31, 2021.

11Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2021.

12Rate shown is the current yield as of January 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$14,996,532	$11,719,353	$3,277,179	$—
Consumer Discretionary	14,165,941	13,517,230	648,711	—

Investment Portfolio - January 31, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Consumer Staples	$18,298,740	$15,764,048	$2,534,692	$—
Energy	12,352,660	12,317,365	—	35,295
Financials	15,312,933	15,312,933	—	—
Health Care	23,681,339	23,681,339	—	—
Industrials	13,403,412	13,403,412	—	—
Information Technology	21,366,371	21,366,371	—	—
Materials	8,278,465	8,278,465	—	—
Real Estate	14,722,305	14,637,122	85,183	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	154,188,487	—	154,188,487	—
States and political subdivisions (municipals)	8,081,456	—	8,081,456	—
Corporate debt:
Communication Services	15,907,590	—	15,907,590	—
Consumer Discretionary	9,283,959	—	9,283,959	—
Consumer Staples	439,020	—	439,020	—
Energy	21,199,810	—	21,199,810	—
Financials	16,697,846	—	16,697,846	—
Health Care	3,416,847	—	3,416,847	—
Industrials	24,152,548	—	24,152,548	—
Information Technology	350,977	—	350,977	—
Materials	928,653	—	928,653	—
Real Estate	15,822,643	—	15,822,643	—
Utilities	79,438	—	79,438	—
Asset-backed securities	40,437,621	—	40,437,621	—
Commercial mortgage-backed securities	40,310,140	—	40,310,140	—
Foreign government bonds	2,005,150	—	2,005,150	—
Short-Term Investment	16,378,676	16,378,676	—	—
Total assets	$526,259,559	$166,376,314	$359,847,950	$35,295

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.